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J.P. Morgan Series Trust
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

March 31, 1998

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for J.P. Morgan Series Trust with respect to:
         J.P. Morgan Tax Aware U.S. Equity Fund
         J.P. Morgan Tax Aware Disciplined Equity Fund
         (Registration Statement File No. 033-11125)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        J.P. Morgan Series Trust
                                            60 State Street, Suite 1300
                                            Boston, MA  02109

2. Name of each series or class of securities for which this Form is filed leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

         J.P. Morgan Tax Aware U.S. Equity Fund
         J.P. Morgan Tax Aware Disciplined Equity Fund

3.       Investment Company Act File Number:811-07795
         Securities Act File Number:                 033-11125

4(a). Last day of fiscal year for which this notice is filed: October 31, 1997

4(b). [X] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).



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Division of Investment Management
Securities and Exchange Commission
March 31, 1998
Page 2


Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).    [] Check box if this is the last time the issuer will be filing this
Form.


5. Calculation of registration fee:

(i)      Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):              $ 34,179,419

(ii)     Aggregate price of securities redeemed or
         repurchased during the fiscal year:          $ 319,236

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
         Commission:                                  $ 0

(iv)     Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                          $   319,236

(v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
         Item 5(iv)
         from Item 5(i)]:                                       $ 33,860,183

(vi)     Redemption  credits  available  for use in future  years -- if
         Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
         from Item 5(i)]:                                     $( 0 )

(vii)    Multiplier for determining registration
         fee (see instruction C.8):                                x .000295

(viii)Registration fee due [multiply Item 5(v)
         by Item 5(vii)] (enter "0" if no fee
         is due)                                                   =$ 9,988.75
                                                                   =============

6.       Interest  due -- if this Form is being filed more than 90 days after
         the end of the  issuer's  fiscal year (see Instruction D):    +$ 78

7.            Total of the amount of the  registration fee due plus any interest
              due [Item 5(vii) plus Item 6]:                      =$ 10,066.75
                                                                   ============




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Division of Investment Management
Securities and Exchange Commission
March 31, 1998
Page 3

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 27, 1998

         Account Number: 0001016937


         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         J.P. MORGAN SERIES TRUST



         By: /s/ Mary Jo Pace
         Mary Jo Pace
         Vice President and Assistant Treasurer


March 31, 1998